SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
January 1,	$ 9,104	$ 12,214
Charges to expenses	17	(1,944)
Write offs	(1,726)	(1,095)
Foreign currency translation adjustments	(68)	(71)
December 31,	$ 7,327	$ 9,104